UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio

March 31, 2011
unaudited

Common stocks — 65.51%	Shares	Value (000)

FINANCIALS — 11.11%
Wells Fargo & Co.	41,000,000	$1,299,700
Goldman Sachs Group, Inc.	5,505,000	872,377
Berkshire Hathaway Inc., Class A1	5,576	698,673
American Express Co.	15,000,000	678,000
U.S. Bancorp	14,210,000	375,570
JPMorgan Chase & Co.	7,410,000	341,601
ACE Ltd.	4,470,000	289,209
Weyerhaeuser Co.	11,215,242	275,895
Citigroup Inc.1	49,000,000	216,580
SunTrust Banks, Inc.	7,479,100	215,697
Allstate Corp.	5,500,000	174,790
Bank of America Corp.	8,000,000	106,640
Chubb Corp.	1,300,000	79,703
Aon Corp.	1,466,500	77,666
Lincoln National Corp.	2,100,000	63,084
BB&T Corp.	2,200,000	60,390
		5,825,575

ENERGY — 8.69%
Chevron Corp.	14,672,000	1,576,213
Royal Dutch Shell PLC, Class B (ADR)	11,605,660	849,999
Schlumberger Ltd.	6,700,000	624,842
ConocoPhillips	6,200,000	495,132
Baker Hughes Inc.	4,000,000	293,720
Exxon Mobil Corp.	2,450,000	206,118
Occidental Petroleum Corp.	1,900,000	198,531
TOTAL SA (ADR)	3,100,000	189,007
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,825,000	114,215
Transocean Ltd.1	83,751	6,528
		4,554,305

INDUSTRIALS — 8.56%
Boeing Co.	8,660,000	640,234
Lockheed Martin Corp.	6,883,956	553,470
Deere & Co.	5,640,000	546,460
Union Pacific Corp.	4,100,000	403,153
United Technologies Corp.	4,190,000	354,684
General Electric Co.	16,000,000	320,800
Parker Hannifin Corp.	3,000,000	284,040
Tyco International Ltd.	6,260,000	280,260
Northrop Grumman Corp.	3,015,000	189,071
European Aeronautic Defence and Space Co. EADS NV1	5,500,000	160,101
United Parcel Service, Inc., Class B	2,000,000	148,640
Emerson Electric Co.	2,350,000	137,310
Honeywell International Inc.	2,050,000	122,405
General Dynamics Corp.	1,545,000	118,285
Illinois Tool Works Inc.	2,000,000	107,440
FedEx Corp.	900,000	84,195
Pitney Bowes Inc.	1,400,000	35,966
		4,486,514

INFORMATION TECHNOLOGY — 8.36%
Oracle Corp.	20,596,391	687,302
Microsoft Corp.	24,805,700	629,072
International Business Machines Corp.	3,400,000	554,438
Texas Instruments Inc.	13,000,000	449,280
Google Inc., Class A1	535,000	313,622
Maxim Integrated Products, Inc.	9,670,000	247,552
Cisco Systems, Inc.	14,150,000	242,672
Corning Inc.	11,165,000	230,334
Apple Inc.1	655,000	228,235
Automatic Data Processing, Inc.	3,200,000	164,192
EMC Corp.1	6,000,000	159,300
TE Connectivity Ltd.	4,360,000	151,815
Yahoo! Inc.1	8,906,000	148,285
Hewlett-Packard Co.	2,300,000	94,231
Paychex, Inc.	2,727,000	85,519
		4,385,849

HEALTH CARE — 6.96%
Merck & Co., Inc.	17,434,575	575,515
Bristol-Myers Squibb Co.	18,500,000	488,955
Pfizer Inc	22,700,000	461,037
UnitedHealth Group Inc.	9,650,000	436,180
Cardinal Health, Inc.	6,315,000	259,736
Johnson & Johnson	4,250,000	251,813
Amgen Inc.1	3,850,000	205,783
Eli Lilly and Co.	4,950,000	174,091
Aetna Inc.	4,550,000	170,306
Baxter International Inc.	2,800,000	150,556
Gilead Sciences, Inc.1	2,500,000	106,100
Roche Holding AG	700,000	99,989
Medtronic, Inc.	2,500,000	98,375
Abbott Laboratories	1,950,000	95,648
Stryker Corp.	1,250,000	76,000
		3,650,084

CONSUMER DISCRETIONARY — 6.31%
Home Depot, Inc.	23,145,000	857,754
Amazon.com, Inc.1	3,615,000	651,170
Comcast Corp., Class A	14,545,000	359,552
Walt Disney Co.	8,000,000	344,720
McGraw-Hill Companies, Inc.	8,000,000	315,200
Time Warner Inc.	6,900,000	246,330
McDonald’s Corp.	2,680,000	203,921
DIRECTV, Class A1	4,175,000	195,390
Macy’s, Inc.	4,000,000	97,040
Best Buy Co., Inc.	1,300,000	37,336
		3,308,413

CONSUMER STAPLES — 5.51%
Philip Morris International Inc.	15,850,000	1,040,236
Costco Wholesale Corp.	7,935,000	581,794
Procter & Gamble Co.	6,500,000	400,400
Kraft Foods Inc., Class A	10,470,000	328,339
Colgate-Palmolive Co.	2,250,000	181,710
Estée Lauder Companies Inc., Class A	1,700,000	163,812
Avon Products, Inc.	3,825,000	103,428
PepsiCo, Inc.	1,400,000	90,174
		2,889,893

MATERIALS — 4.77%
Dow Chemical Co.	16,685,000	629,859
Potash Corp. of Saskatchewan Inc.	9,450,000	556,889
E.I. du Pont de Nemours and Co.	8,250,000	453,502
Alcoa Inc.	19,000,000	335,350
Monsanto Co.	4,600,000	332,396
Nucor Corp.	4,250,000	195,585
		2,503,581

TELECOMMUNICATION SERVICES — 1.49%
AT&T Inc.	15,862,500	485,393
Verizon Communications Inc.	7,700,000	296,758
		782,151

UTILITIES — 1.00%
Exelon Corp.	3,900,000	160,836
GDF SUEZ	3,400,000	138,531
PG&E Corp.	3,100,000	136,958
FirstEnergy Corp.	1,250,000	46,363
Southern Co.	1,100,000	41,921
		524,609

MISCELLANEOUS — 2.75%
Other common stocks in initial period of acquisition		1,441,935

Total common stocks (cost: $24,868,208,000)		34,352,909

	Principal amount
Preferred securities — 0.14%	(000)

FINANCIALS — 0.14%
QBE Capital Funding II LP 6.797%2,3	$24,470	21,901
AXA SA, Series B, 6.379%2,3	20,680	18,509
Catlin Insurance Ltd. 7.249%2,3	12,135	11,528
XL Capital Ltd., Series E, 6.50%3	12,170	11,288
BNP Paribas 7.195%2,3	10,900	10,573

Total preferred securities (cost: $72,822,000)		73,799

Bonds & notes — 27.77%

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 10.31%
U.S. Treasury 4.625% 2011	508,000	524,602
U.S. Treasury 4.25% 2012	211,600	223,276
U.S. Treasury 4.875% 2012	145,000	150,817
U.S. Treasury 1.50% 2013	300,000	302,883
U.S. Treasury 1.75% 2013	20,000	20,380
U.S. Treasury 1.875% 20134	134,273	145,423
U.S. Treasury 2.75% 2013	291,500	304,186
U.S. Treasury 3.375% 2013	333,500	352,416
U.S. Treasury 3.50% 2013	2,000	2,115
U.S. Treasury 4.25% 2013	245,335	264,329
U.S. Treasury 1.875% 2014	264,000	268,588
U.S. Treasury 1.875% 20154	123,956	136,596
U.S. Treasury 4.125% 2015	70,000	76,442
U.S. Treasury 4.50% 2016	116,750	129,574
U.S. Treasury 7.50% 2016	64,000	81,115
U.S. Treasury 8.875% 2017	25,500	34,851
U.S. Treasury 3.50% 2018	73,000	76,005
U.S. Treasury 2.125% 20194	71,790	80,260
U.S. Treasury 7.875% 2021	28,000	38,585
U.S. Treasury 6.25% 2023	381,500	473,926
U.S. Treasury 2.375% 20254	58,407	65,746
U.S. Treasury 6.875% 2025	123,750	162,924
U.S. Treasury 5.25% 2029	15,000	16,898
U.S. Treasury 4.50% 2036	330,800	334,161
U.S. Treasury 4.375% 2038	39,000	38,378
U.S. Treasury 3.50% 2039	377,000	316,179
U.S. Treasury 4.375% 2039	31,000	30,334
U.S. Treasury 4.625% 2040	387,500	395,219
U.S. Treasury 4.75% 2041	122,000	126,823
CoBank ACB 7.875% 20182	20,000	22,489
CoBank ACB 0.91% 20222,3	23,425	19,796
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	33,667
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	30,947
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,530
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,950
Fannie Mae 6.25% 2029	20,000	24,038
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,419
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,301
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,097
		5,406,265

MORTGAGE-BACKED OBLIGATIONS5 — 9.38%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	45,849
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,844
Fannie Mae 4.89% 2012	30,000	30,434
Fannie Mae 4.00% 2015	7,629	7,877
Fannie Mae 5.00% 2018	1,494	1,591
Fannie Mae 5.00% 2018	844	900
Fannie Mae 11.00% 2018	250	289
Fannie Mae 5.50% 2019	1,476	1,595
Fannie Mae 5.50% 2020	24,083	26,113
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,218	5,403
Fannie Mae 3.50% 2024	1,811	1,819
Fannie Mae 4.00% 2024	94,287	97,013
Fannie Mae 4.00% 2024	31,642	32,582
Fannie Mae 4.00% 2024	22,489	23,157
Fannie Mae 4.00% 2024	20,163	20,762
Fannie Mae 4.00% 2024	20,008	20,602
Fannie Mae 4.00% 2024	19,147	19,715
Fannie Mae 4.00% 2024	16,845	17,345
Fannie Mae 4.00% 2024	7,764	7,995
Fannie Mae 4.00% 2024	6,567	6,762
Fannie Mae 4.00% 2024	4,337	4,466
Fannie Mae 4.50% 2024	28,120	29,538
Fannie Mae 4.50% 2024	8,275	8,693
Fannie Mae 3.00% 2025	2,623	2,560
Fannie Mae 3.00% 2025	1,439	1,404
Fannie Mae 3.00% 2025	749	731
Fannie Mae 3.00% 2025	322	315
Fannie Mae 3.00% 2025	41	40
Fannie Mae 3.50% 2025	66,908	67,199
Fannie Mae 3.50% 2025	56,141	56,385
Fannie Mae 3.50% 2025	34,664	34,814
Fannie Mae 3.50% 2025	31,041	31,167
Fannie Mae 3.50% 2025	22,568	22,666
Fannie Mae 3.50% 2025	15,485	15,553
Fannie Mae 3.50% 2025	11,441	11,490
Fannie Mae 3.50% 2025	9,701	9,743
Fannie Mae 3.50% 2025	7,705	7,739
Fannie Mae 3.50% 2025	6,902	6,932
Fannie Mae 3.50% 2025	6,898	6,928
Fannie Mae 3.50% 2025	6,578	6,606
Fannie Mae 3.50% 2025	1,834	1,842
Fannie Mae 3.50% 2025	977	982
Fannie Mae 3.50% 2025	637	640
Fannie Mae 3.50% 2025	333	335
Fannie Mae 4.00% 2025	14,100	14,520
Fannie Mae 4.50% 2025	124,757	131,128
Fannie Mae 4.50% 2025	21,244	22,329
Fannie Mae 4.50% 2025	20,789	21,851
Fannie Mae 4.50% 2025	15,035	15,803
Fannie Mae 4.50% 2025	11,593	12,185
Fannie Mae, Series 2001-4, Class NA, 11.667% 20253	148	166
Fannie Mae 3.00% 2026	59,072	57,623
Fannie Mae 3.50% 2026	29,510	29,630
Fannie Mae 4.50% 2026	70,600	74,009
Fannie Mae, Series 2001-20, Class D, 11.037% 20313	55	63
Fannie Mae 5.50% 2033	17,470	18,784
Fannie Mae 5.50% 2033	13,989	15,037
Fannie Mae 5.50% 2033	1,731	1,861
Fannie Mae 5.50% 2035	7,684	8,255
Fannie Mae 5.50% 2035	5,073	5,447
Fannie Mae 6.50% 2035	9,863	11,141
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	4,758	4,009
Fannie Mae 5.50% 2036	2,033	2,181
Fannie Mae 5.50% 2036	1,636	1,755
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	11,761	12,929
Fannie Mae 6.00% 2036	3,965	4,320
Fannie Mae 5.501% 20373	11,992	12,699
Fannie Mae 6.00% 2037	77,520	84,471
Fannie Mae 6.00% 2037	63,356	69,226
Fannie Mae 6.00% 2037	24,932	27,129
Fannie Mae 6.00% 2037	13,734	14,940
Fannie Mae 6.00% 2037	9,791	10,648
Fannie Mae 6.00% 2037	2,475	2,692
Fannie Mae 6.50% 2037	20,888	23,379
Fannie Mae 6.50% 2037	17,798	19,920
Fannie Mae 6.50% 2037	15,837	17,528
Fannie Mae 6.50% 2037	9,002	9,963
Fannie Mae 7.00% 2037	4,027	4,498
Fannie Mae 7.00% 2037	3,292	3,677
Fannie Mae 7.00% 2037	1,864	2,082
Fannie Mae 5.50% 2038	5,710	6,121
Fannie Mae 6.00% 2038	44,091	48,045
Fannie Mae 6.00% 2038	24,579	26,714
Fannie Mae 6.00% 2038	10,835	11,807
Fannie Mae 6.00% 2038	6,693	7,275
Fannie Mae 6.50% 2038	21,262	23,797
Fannie Mae 4.50% 2039	130,632	133,166
Fannie Mae 4.50% 2039	54,530	55,588
Fannie Mae 4.50% 2039	31,799	32,416
Fannie Mae 6.00% 2039	23,323	25,468
Fannie Mae 6.00% 2039	12,392	13,476
Fannie Mae 6.00% 2039	11,095	12,069
Fannie Mae 3.50% 2040	49,020	46,235
Fannie Mae 3.50% 2040	47,758	45,044
Fannie Mae 3.50% 2040	39,802	37,541
Fannie Mae 3.50% 2040	34,225	32,280
Fannie Mae 3.50% 2040	23,142	21,827
Fannie Mae 3.50% 2040	19,406	18,304
Fannie Mae 3.50% 2040	17,817	16,805
Fannie Mae 4.00% 2040	167,007	164,564
Fannie Mae 4.00% 2040	49,376	48,669
Fannie Mae 4.00% 2040	28,393	27,977
Fannie Mae 4.00% 2040	22,599	22,268
Fannie Mae 4.00% 2040	11,899	11,725
Fannie Mae 4.50% 2040	68,070	69,391
Fannie Mae 4.50% 2040	60,492	61,676
Fannie Mae 4.50% 2040	46,818	47,727
Fannie Mae 4.50% 2040	41,560	42,366
Fannie Mae 4.50% 2040	21,749	22,171
Fannie Mae 5.00% 2040	56,359	59,075
Fannie Mae 5.00% 2040	29,013	30,411
Fannie Mae 5.00% 2040	5,971	6,259
Fannie Mae 6.00% 2040	12,129	13,182
Fannie Mae 3.50% 2041	48,900	46,122
Fannie Mae 3.50% 2041	31,918	30,105
Fannie Mae 3.50% 2041	25,953	24,479
Fannie Mae 4.00% 2041	45,803	45,133
Fannie Mae 4.00% 2041	38,828	38,260
Fannie Mae 4.50% 2041	136,000	138,444
Fannie Mae 5.00% 2041	140,000	146,475
Fannie Mae 5.50% 2041	56,000	59,894
Fannie Mae 6.00% 2041	52,445	57,042
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	543	613
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	425	466
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	725	828
Fannie Mae, Series 2002-W1, Class 2A, 7.244% 20423	671	783
Fannie Mae 6.50% 2047	3,424	3,784
Fannie Mae 6.50% 2047	1,263	1,396
Fannie Mae 6.50% 2047	825	912
Fannie Mae 6.50% 2047	585	646
Fannie Mae 7.00% 2047	2,046	2,285
Fannie Mae 7.00% 2047	1,979	2,211
Fannie Mae 7.00% 2047	1,527	1,705
Fannie Mae 7.00% 2047	1,512	1,689
Fannie Mae 7.00% 2047	813	908
Fannie Mae 7.00% 2047	783	875
Fannie Mae 7.00% 2047	752	840
Fannie Mae 7.00% 2047	272	303
Fannie Mae 7.00% 2047	128	143
Fannie Mae 7.00% 2047	87	98
Freddie Mac 5.00% 2023	19,665	20,874
Freddie Mac 5.00% 2023	13,946	14,804
Freddie Mac 5.00% 2023	11,116	11,800
Freddie Mac 5.00% 2023	4,612	4,895
Freddie Mac 5.00% 2023	4,186	4,443
Freddie Mac 5.00% 2023	3,725	3,954
Freddie Mac 5.50% 2023	8,145	8,779
Freddie Mac 5.00% 2024	27,144	28,876
Freddie Mac 5.50% 2024	15,098	16,336
Freddie Mac 6.00% 2026	9,123	9,959
Freddie Mac 6.00% 2026	6,808	7,432
Freddie Mac 6.00% 2026	5,923	6,466
Freddie Mac 6.50% 2027	2,503	2,818
Freddie Mac 6.50% 2027	869	978
Freddie Mac 6.50% 2027	505	569
Freddie Mac 6.50% 2028	1,831	2,061
Freddie Mac, Series T-041, Class 3-A, 7.222% 20323	2,790	3,207
Freddie Mac, Series 3061, Class PN, 5.50% 2035	10,786	11,833
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	13,856	11,816
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	10,141	8,480
Freddie Mac, Series 3233, Class PA, 6.00% 2036	23,706	25,814
Freddie Mac 5.349% 20373	289	301
Freddie Mac, Series 3318, Class JT, 5.50% 2037	24,651	26,196
Freddie Mac, Series 3312, Class PA, 5.50% 2037	18,431	19,616
Freddie Mac, Series 3272, Class PA, 6.00% 2037	18,038	19,368
Freddie Mac 6.00% 2038	13,861	15,078
Freddie Mac 6.00% 2038	2,190	2,377
Freddie Mac 6.50% 2038	8,789	9,826
Freddie Mac 4.00% 2041	170,000	167,216
Freddie Mac 4.00% 2041	26,000	25,574
Freddie Mac 4.00% 2041	14,000	13,771
Government National Mortgage Assn. 10.00% 2021	352	414
Government National Mortgage Assn. 6.00% 2038	52,754	57,688
Government National Mortgage Assn. 6.50% 2038	23,837	26,652
Government National Mortgage Assn. 4.00% 2039	5,918	5,932
Government National Mortgage Assn. 4.00% 2039	4,974	4,986
Government National Mortgage Assn. 4.00% 2039	3,952	3,961
Government National Mortgage Assn. 4.00% 2040	23,866	23,953
Government National Mortgage Assn. 4.00% 2040	19,944	19,992
Government National Mortgage Assn. 4.00% 2040	14,916	14,951
Government National Mortgage Assn. 4.00% 2040	9,938	9,962
Government National Mortgage Assn. 4.00% 2040	8,875	8,896
Government National Mortgage Assn. 4.00% 2040	6,861	6,877
Government National Mortgage Assn. 4.00% 2040	5,983	6,003
Government National Mortgage Assn. 4.00% 2040	5,979	6,001
Government National Mortgage Assn. 4.00% 2040	4,971	4,983
Government National Mortgage Assn. 4.00% 2040	2,991	2,998
Government National Mortgage Assn. 4.00% 2040	558	560
Government National Mortgage Assn. 4.00% 2041	59,738	59,882
Government National Mortgage Assn. 4.00% 2041	20,942	20,992
Government National Mortgage Assn. 4.00% 2041	12,964	12,995
Government National Mortgage Assn. 4.00% 2041	1,991	1,996
Government National Mortgage Assn. 4.00% 2041	993	995
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	2,416	2,439
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	584	584
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.352% 20373	63,000	64,182
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	11,029
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,689	4,776
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	20,663	21,614
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	40,900	40,989
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,074	1,082
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	760	755
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,076	1,092
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,854	1,906
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	11,160	11,255
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,578	5,921
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	6,355	6,361
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	18,398
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	15,523	15,800
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	15,692	16,183
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	30,875	32,550
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	18,300	19,438
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	20,000	21,517
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	32,200	34,405
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20443	9,250	9,954
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	35,550	38,116
Bank of America 5.50% 20122	44,500	46,472
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.00% 20333	2,183	2,192
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	41,191
Nationwide Building Society, Series 2007-2, 5.50% 20122	32,500	34,115
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	251	251
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20453	25,000	25,855
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	23,937	24,912
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462	14,792	14,911
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462	9,500	9,871
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	23,520	23,910
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	975	977
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	332	332
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20403	20,000	20,624
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.819% 20353	22,893	21,925
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,6	19,692	20,562
Bank of Montreal 2.85% 20152	17,000	17,163
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	15,534	14,931
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	14,493	14,041
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	12,797	13,181
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,360
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	2,412	2,420
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,723
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	7,717	7,986
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	7,499	7,708
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.021% 20333	4,624	4,304
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,045	4,143
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,919	3,962
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	1,980	1,979
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	1,773	1,773
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	16	16
		4,921,493

CORPORATE BONDS & NOTES — 7.51%
FINANCIALS — 2.84%
Citigroup Inc. 1.164% 20133	61,000	61,214
Citigroup Inc. 4.587% 2015	17,000	17,597
Citigroup Inc. 4.75% 2015	16,500	17,312
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	4,445	4,756
Westfield Group 5.75% 20152	16,250	17,845
Westfield Group 5.70% 20162	30,520	33,312
Westfield Group 7.125% 20182	21,280	24,712
Wells Fargo & Co. 3.676% 2016	26,250	26,436
Wells Fargo & Co. 4.60% 2021	40,000	39,635
ProLogis 5.50% 2012	15,000	15,330
ProLogis 5.625% 2015	10,425	11,075
ProLogis 6.625% 2018	15,500	16,813
ProLogis 7.375% 2019	19,835	22,500
Liberty Mutual Group Inc. 6.50% 20352	17,435	16,438
Liberty Mutual Group Inc. 7.50% 20362	20,625	22,134
Liberty Mutual Group Inc. 7.697% 20972	22,180	20,458
Kimco Realty Corp. 6.00% 2012	2,750	2,934
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,785
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,408
Kimco Realty Corp. 5.70% 2017	21,180	23,026
Société Générale 2.50% 20142	22,000	21,844
Société Générale 3.10% 20152	16,000	15,767
Société Générale 3.50% 20162	17,000	16,796
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,887
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,028
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,806
UBS AG 2.25% 2014	18,500	18,547
UBS AG 5.875% 2017	32,125	35,128
JPMorgan Chase & Co. 2.60% 2016	29,500	28,512
JPMorgan Chase & Co. 3.45% 2016	19,000	18,953
JPMorgan Chase & Co. 4.25% 2020	6,250	5,985
Household Finance Corp. 6.375% 2012	13,000	13,996
HSBC Bank PLC 2.00% 20142	17,000	16,957
HSBC Bank PLC 3.50% 20152	13,250	13,435
HSBC Holdings PLC 5.10% 2021	7,250	7,301
American Express Bank 5.50% 2013	21,300	22,856
American Express Co. 6.15% 2017	22,800	25,548
Barclays Bank PLC 2.50% 2013	8,500	8,653
Barclays Bank PLC 2.375% 2014	20,000	20,127
Barclays Bank PLC 5.125% 2020	18,000	18,344
CNA Financial Corp. 5.85% 2014	25,000	26,977
CNA Financial Corp. 6.50% 2016	16,000	17,482
Morgan Stanley, Series F, 2.875% 2014	18,000	18,061
Morgan Stanley, Series F, 5.75% 2021	24,000	24,268
Monumental Global Funding 5.50% 20132	12,000	12,731
Monumental Global Funding III 0.503% 20142,3	29,000	27,967
HBOS PLC 6.75% 20182	41,050	40,232
ERP Operating LP 5.375% 2016	25,000	27,218
ERP Operating LP 4.75% 2020	12,000	12,173
Goldman Sachs Group, Inc. 3.625% 2016	39,000	38,674
Simon Property Group, LP 6.75% 2014	8,495	9,499
Simon Property Group, LP 5.875% 2017	15,165	16,846
Simon Property Group, LP 6.125% 2018	8,160	9,158
ACE INA Holdings Inc. 5.875% 2014	20,000	22,217
ACE INA Holdings Inc. 2.60% 2015	12,665	12,322
Bank of America Corp., Series L, 3.625% 2016	16,500	16,286
Bank of America Corp. 5.75% 2017	13,650	14,402
Hospitality Properties Trust 6.75% 2013	7,215	7,683
Hospitality Properties Trust 6.70% 2018	21,025	22,602
MetLife Global Funding I 5.125% 20132	12,000	12,812
MetLife Global Funding I 2.50% 20152	16,000	15,598
BNP Paribas 3.60% 2016	19,000	19,053
BNP Paribas 5.00% 2021	5,500	5,562
Credit Suisse Group AG 2.20% 2014	17,000	17,076
Nordea Bank 2.125% 20142	17,000	16,972
Westpac Banking Corp. 3.00% 2015	17,000	16,914
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	16,900
Principal Life Insurance Co. 5.30% 2013	15,500	16,686
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,448
ANZ National (International) Ltd. 3.125% 20152	16,500	16,380
Sovereign Bancorp, Inc. 8.75% 2018	4,000	4,540
Santander Issuances, SA Unipersonal 6.50% 20192,3	11,500	11,661
New York Life Global Funding 5.25% 20122	15,000	15,984
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20152	16,000	15,407
HCP, Inc. 5.375% 2021	15,000	15,177
Prudential Holdings, LLC, Series C, 8.695% 20232,5	11,500	14,105
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	14,032
Standard Chartered PLC 3.85% 20152	12,500	12,804
Boston Properties, Inc. 5.875% 2019	10,000	10,877
Lincoln National Corp. 5.65% 2012	10,000	10,581
Nationwide Financial Services, Inc. 6.75% 20673	10,000	9,302
Nationwide Mutual Insurance Co. 5.81% 20242,3	8,150	7,739
Intesa Sanpaolo SpA 6.50% 20212	6,710	7,055
UDR, Inc. 5.00% 2012	6,000	6,134
		1,487,787

TELECOMMUNICATION SERVICES — 0.87%
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,630
AT&T Inc. 4.95% 2013	16,250	17,315
SBC Communications Inc. 5.10% 2014	15,000	16,416
SBC Communications Inc. 5.625% 2016	34,300	38,414
BellSouth Capital Funding Corp. 7.875% 2030	51,500	62,357
SBC Communications Inc. 6.45% 2034	40,000	41,302
AT&T Inc. 5.35% 20402	11,456	10,297
Verizon Communications Inc. 3.75% 2011	29,250	29,374
Verizon Communications Inc. 5.55% 2014	12,440	13,669
Verizon Communications Inc. 3.00% 2016	34,000	33,866
Verizon Communications Inc. 5.50% 2017	13,975	15,429
Verizon Communications Inc. 6.25% 2037	40,000	41,078
Verizon Communications Inc. 6.00% 2041	8,000	7,997
Telecom Italia Capital SA 5.25% 2015	30,500	31,601
Telecom Italia Capital SA 6.999% 2018	12,000	13,067
Telefónica Emisiones, SAU 3.729% 2015	4,175	4,218
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,107
Telefónica Emisiones, SAU 5.134% 2020	11,825	11,786
Deutsche Telekom International Finance BV 5.875% 2013	4,315	4,737
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,778
France Télécom 4.375% 2014	10,000	10,750
American Tower Corp. 4.625% 2015	10,000	10,391
		454,579

CONSUMER DISCRETIONARY — 0.65%
Comcast Corp. 5.30% 2014	15,000	16,341
Comcast Corp. 6.30% 2017	16,750	18,941
Comcast Corp. 6.45% 2037	15,000	15,415
Comcast Corp. 6.95% 2037	24,250	26,484
Time Warner Cable Inc. 6.75% 2018	37,620	42,799
Time Warner Cable Inc. 5.00% 2020	25,000	25,321
Thomson Reuters Corp. 5.95% 2013	8,140	8,971
Thomson Reuters Corp. 6.50% 2018	20,815	24,130
Volkswagen International Finance NV 1.625% 20132	16,000	16,072
Volkswagen International Finance NV 0.917% 20142,3	17,000	17,020
Time Warner Inc. 5.875% 2016	14,210	15,872
Time Warner Inc. 6.25% 2041	15,000	14,953
Home Depot, Inc. 4.40% 2021	15,000	15,006
Home Depot, Inc. 5.95% 2041	15,000	15,010
Cox Communications, Inc. 5.45% 2014	15,500	17,122
News America Inc. 6.15% 2037	5,000	4,970
News America Inc. 6.15% 20412	12,000	11,940
NBC Universal, Inc. 2.875% 20162	16,000	15,649
Nordstrom, Inc. 6.75% 2014	10,000	11,435
Seminole Tribe of Florida 5.798% 20132,5	7,175	7,198
		340,649

INDUSTRIALS — 0.58%
General Electric Capital Corp., Series A, 2.25% 2015	21,500	20,677
General Electric Co. 5.25% 2017	24,250	26,446
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20165	12,398	12,607
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	7,775	8,125
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	4,226	4,450
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	7,429	7,865
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	6,541	6,786
Union Pacific Corp. 5.75% 2017	4,325	4,859
Union Pacific Corp. 5.70% 2018	29,150	32,688
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	36,267
Koninklijke Philips Electronics NV 5.75% 2018	23,500	26,378
Volvo Treasury AB 5.95% 20152	22,500	24,759
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,5,6	3,142	3,215
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,5,6	11,753	12,551
CSX Corp. 5.75% 2013	7,670	8,269
CSX Corp. 6.25% 2015	5,990	6,778
Waste Management, Inc. 4.60% 2021	15,000	15,017
Atlas Copco AB 5.60% 20172	14,000	14,850
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	13,650	14,025
Norfolk Southern Corp. 5.75% 2016	7,615	8,540
Canadian National Railway Co. 4.95% 2014	6,000	6,533
		301,685

HEALTH CARE — 0.56%
Cardinal Health, Inc. 4.00% 2015	44,100	45,585
Cardinal Health, Inc. 5.80% 2016	17,500	19,473
Cardinal Health, Inc. 4.625% 2020	20,000	19,931
UnitedHealth Group Inc. 6.00% 2017	22,170	24,844
UnitedHealth Group Inc. 6.00% 2018	35,000	38,984
UnitedHealth Group Inc. 4.70% 2021	4,890	4,953
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	36,282
Novartis Capital Corp. 2.90% 2015	30,000	30,697
Abbott Laboratories 2.70% 2015	12,000	12,205
Abbott Laboratories 5.125% 2019	8,600	9,308
Biogen Idec Inc. 6.00% 2013	13,500	14,433
Medco Health Solutions, Inc. 2.75% 2015	13,335	13,211
Coventry Health Care, Inc. 6.30% 2014	11,955	12,707
Pfizer Inc 4.45% 2012	10,000	10,373
		292,986

CONSUMER STAPLES — 0.52%
Anheuser-Busch InBev NV 3.625% 2015	36,500	37,801
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,443
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,643
Kraft Foods Inc. 2.625% 2013	12,000	12,288
Kraft Foods Inc. 6.75% 2014	16,180	18,266
Kraft Foods Inc. 6.50% 2040	20,000	21,434
Altria Group, Inc. 9.25% 2019	15,000	19,606
Altria Group, Inc. 9.95% 2038	13,500	18,885
PepsiCo, Inc. 3.10% 2015	17,000	17,653
PepsiCo, Inc. 7.90% 2018	15,000	19,067
Coca-Cola Co. 1.50% 2015	18,970	18,177
British American Tobacco International Finance PLC 9.50% 20182	13,580	17,987
Kroger Co. 3.90% 2015	16,250	16,884
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,989
		272,123

UTILITIES — 0.50%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	55,500	60,587
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,554
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,345
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,773
MidAmerican Energy Holdings Co. 5.75% 2018	23,360	26,089
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	6,337
E.ON International Finance BV 5.80% 20182	24,450	27,233
CenterPoint Energy Resources Corp. 4.50% 20212	18,420	18,092
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	16,731
Electricité de France SA 6.95% 20392	12,000	13,998
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,461
Iberdrola Finance Ireland 3.80% 20142	11,000	11,175
Niagara Mohawk Power 3.553% 20142	10,000	10,287
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,800
Veolia Environnement 5.25% 2013	6,500	6,969
PG&E Corp. 5.75% 2014	5,750	6,287
Kern River Funding Corp. 4.893% 20182,5	4,134	4,467
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,5	3,286	3,520
		264,705

ENERGY — 0.50%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	46,363
Shell International Finance BV 1.30% 2011	16,250	16,329
Shell International Finance BV 1.875% 2013	16,500	16,804
StatoilHydro ASA 2.90% 2014	13,285	13,720
Statoil ASA 3.125% 2017	16,500	16,339
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,886
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,612
Anadarko Petroleum Corp. 5.95% 2016	20,500	22,317
Total Capital SA 3.00% 2015	17,000	17,368
Cenovus Energy Inc. 4.50% 2014	15,000	16,120
Rockies Express Pipeline LLC 6.85% 20182	14,750	16,096
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,360
Williams Partners L.P. 4.125% 2020	13,500	12,876
Enbridge Inc. 5.60% 2017	10,000	11,065
Husky Energy Inc. 6.80% 2037	9,375	10,359
BG Energy Capital PLC 2.50% 20152	7,200	7,073
		264,687

MATERIALS — 0.36%
ArcelorMittal 3.75% 2015	16,500	16,680
ArcelorMittal 5.25% 2020	20,000	19,596
ArcelorMittal 7.00% 2039	25,000	25,144
Dow Chemical Co. 7.60% 2014	18,250	21,105
Rohm and Haas Co. 6.00% 2017	17,445	19,285
International Paper Co. 7.40% 2014	23,250	26,501
International Paper Co. 7.30% 2039	8,425	9,456
E.I. du Pont de Nemours and Co. 0.728% 20143	25,000	25,074
Anglo American Capital PLC 2.15% 20132	14,355	14,473
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	11,051
		188,365

INFORMATION TECHNOLOGY — 0.13%
Cisco Systems, Inc. 0.559% 20143	19,000	19,078
Cisco Systems, Inc. 2.90% 2014	10,000	10,390
KLA-Tencor Corp. 6.90% 2018	19,000	20,984
International Business Machines Corp. 2.00% 2016	17,000	16,558
		67,010

Total corporate bonds & notes		3,934,576

ASSET-BACKED OBLIGATIONS5 — 0.30%
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	8,272	8,408
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	10,576	11,023
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	18,129
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	17,016
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.905% 20163	14,000	13,973
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,861
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.045% 20343	13,622	10,679
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20333	4,786	4,839
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	5,963	5,629
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	9,000	9,434
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,981	3,842
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.85% 20333	92	82
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	5,140	4,855
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	7,725	7,897
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.554% 20192,3	6,675	6,447
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.045% 20343	7,984	6,308
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	4,892	4,899
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	1,314	1,315
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20132	2,696	2,699
CWABS, Inc., Series 2004-BC1, Class M-1, 1.00% 20343	4,166	3,595
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.05% 20343	1,120	910
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.15% 20343	1,092	639
		155,479

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.17%
Polish Government 5.25% 2014	2,500	2,678
Polish Government 6.375% 2019	14,350	16,040
Croatian Government 6.75% 20192	17,000	17,837
Province of Ontario, Series 1, 1.875% 2012	16,750	17,042
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	13,000	13,323
Hungarian Government 6.25% 2020	12,250	12,506
France Government Agency-Guaranteed, Société Finance 2.875% 20142	10,460	10,789
		90,215

MUNICIPALS — 0.07%
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,373
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	12,233	10,373
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.95% 2036	9,500	10,230
		36,976

MISCELLANEOUS — 0.03%
Other bonds & notes in initial period of acquisition		15,716

Total bonds & notes (cost: $14,136,885,000)		14,560,720

	Principal amount
Short-term securities — 6.91%	(000)

Freddie Mac 0.13%–0.251% due 4/12–12/16/2011	$1,248,700	1,247,667
U.S. Treasury Bills 0.152%–0.289% due 4/21/2011–2/9/2012	649,800	649,091
Federal Home Loan Bank 0.18%–0.321% due 4/1/2011–2/13/2012	202,630	202,495
Straight-A Funding LLC 0.22%–0.25% due 4/4–5/16/20112	196,051	196,021
Private Export Funding Corp. 0.20%–0.27% due 5/13–6/30/20112	190,000	189,935
Coca-Cola Co. 0.20%–0.24% due 4/13–7/1/20112	169,900	169,852
Jupiter Securitization Co., LLC 0.23%–0.28% due 4/15–8/1/20112	138,400	138,349
General Electric Capital Services, Inc. 0.13%–0.21% due 4/13–5/20/2011	110,500	110,476
Fannie Mae 0.19%–0.20% due 6/8–10/3/2011	110,300	110,195
Bank of America Corp. 0.18% due 4/13/2011	105,000	104,993
Wal-Mart Stores, Inc. 0.15% due 4/13/20112	102,600	102,594
Federal Farm Credit Banks 0.16%–0.251% due 6/30–11/30/2011	75,000	74,947
Johnson & Johnson 0.19%–0.20% due 5/11–8/10/20112	69,600	69,559
Procter & Gamble Co. 0.19% due 6/9/20112	35,500	35,486
Procter & Gamble International Funding S.C.A. 0.17% due 4/13/20112	20,000	19,999
Google Inc. 0.18% due 4/12/20112	48,700	48,697
John Deere Capital Corp. 0.17% due 4/13/20112	25,000	24,998
John Deere Credit Ltd. 0.19% due 4/4/20112	13,300	13,300
Medtronic Inc. 0.21% due 4/4/20112	29,000	28,999
Variable Funding Capital Corp. 0.20% due 4/28/20112	25,000	24,996
Abbott Laboratories 0.18% due 4/5/20112	24,900	24,899
Cisco Systems, Inc. 0.20% due 5/4/20112	23,150	23,145
Emerson Electric Co. 0.15% due 4/13/20112	15,500	15,499

Total short-term securities (cost: $3,625,961,000)		3,626,192

Total investment securities (cost: $42,703,876,000)		52,613,620
Other assets less liabilities		(173,846)

Net assets		$52,439,774

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 month.
2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,305,244,000, which represented 4.40% of the net assets of the fund.
3Coupon rate may change periodically.
4Index-linked bond whose principal amount moves with a government price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $36,328,000, which represented .07% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$5,825,575	$—	$—	$5,825,575
Energy	4,554,305	—	—	4,554,305
Industrials	4,486,514	—	—	4,486,514
Information technology	4,385,849	—	—	4,385,849
Health care	3,650,084	—	—	3,650,084
Consumer discretionary	3,308,413	—	—	3,308,413
Consumer staples	2,889,893	—	—	2,889,893
Materials	2,503,581	—	—	2,503,581
Telecommunication services	782,151	—	—	782,151
Utilities	524,609	—	—	524,609
Miscellaneous	1,441,935	—	—	1,441,935
Preferred securities	—	73,799	—	73,799
Bonds & notes:
Bonds & notes of U.S. government & government agencies	—	5,406,265	—	5,406,265
Mortgage-backed obligations	—	4,900,931	20,562	4,921,493
Corporate bonds & notes	—	3,918,810	15,766	3,934,576
Asset-backed obligations	—	155,479	—	155,479
Bonds & notes of governments & government
agencies outside the U.S.	—	90,215	—	90,215
Municipals	—	36,976	—	36,976
Miscellaneous	—	15,716	—	15,716
Short-term securities	—	3,626,192	—	3,626,192
Total	$34,352,909	$18,224,383	$36,328	$52,613,620

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning				Ending
	value at	Transfers into	Unrealized		value at
	1/1/2011	Level 3*	depreciation	Sales	3/31/2011
Investment securities	$20,390	$17,839	$(68)	$(1,833)	$36,328

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):					$(68)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,446,872
Gross unrealized depreciation on investment securities	(632,737)
Net unrealized appreciation on investment securities	9,814,135
Cost of investment securities for federal income tax purposes	42,799,485

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-911-0511O-S25585

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 27, 2011

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 27, 2011